Lease Incentives (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Lease Incentives
The following table represents the details of the Company’s lease incentives balance as of December 31, 2018 and 2017:

	December 31, 2018 $	December 31, 2017 $
Current portion	2,552	1,484
Long term portion	22,316	14,970
	24,868	16,454